Summary of Gross Maximum Credit Risk Exposure (Details) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	$ 1,829,314	$ 1,795,288
Credit exposure	2,599,205	2,490,921
Non trading loans at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	3,495	3,265
Loans at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	421	2,353
Cash and due from banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	6,721	8,556
Interest bearing deposits with banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	98,348	137,294
Loans [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	319,938	293,601
Loans [member] | Consumer installment and other personal [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	215,745	204,529
Loans [member] | Credit card [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	36,726	34,263
Loans [member] | Business and government [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	323,538	298,650
Securities excluding equity securities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,720	2,422
Securities excluding equity securities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	3,098	2,617
Securities excluding equity securities [member] | Trading securities [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	51,493	51,285
Securities excluding equity securities [member] | Trading securities [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	20,685	18,997
Securities excluding equity securities [member] | Trading securities [member] | Retained interest [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	3	5
Securities excluding equity securities [member] | Financial assets available-for-sale, category [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	52,927	50,882
Securities excluding equity securities [member] | Financial assets available-for-sale, category [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	13,004	13,121
Securities excluding equity securities [member] | Debt securities carried at amortized cost [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	230,304	256,362
Securities excluding equity securities [member] | Debt securities carried at amortized cost [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	77,712	86,412
Securities excluding equity securities [member] | Non trading loans at fair value through profit or loss [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	288	287
Securities excluding equity securities [member] | Non trading loans at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,683	6,644
Securities purchased under reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	204,333	160,167
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	87,382	103,873
Trading loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	17,261	11,749
Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	17,569	19,733
Amounts receivable from brokers dealers and clients [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	30,416	19,760
Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	12,504	8,461
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	339,728	292,156
Unconditionally cancellable commitments to extend credit [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 430,163	$ 403,477